                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         KAYNE ANDERSON CAPITAL ADVISORS, L.P.
Address:      1800 AVENUE OF THE STARS
              SECOND FLOOR
              LOS ANGELES, CA 90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard A. Kayne
Title:        President of the General Partner
Phone:        (310) 556-2721

Signature, Place, and Date of Signing:

         Richard A. Kayne     Los Angeles, California      February 13, 2003

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            28

Form 13F Information Table Value Total:            $    82,171
                                                   (thousands)

List of Other Included Managers:

NONE
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                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                           FORM 13F INFORMATION TABLE

    COLUMN 1            COLUMN 2       COLUMN 3  COLUMN 4           COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------        -------------  --------  -------- -----------------------  --------  -------- ----------------------
    NAME OF              TITLE                    VALUE   SHARES or          PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    ISSUER              OF CLASS       CUSIP     (X 1000)  PRN AMT   SH/PRN  CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
--------------------------------------------------------------------------------- ---------- --------    ----   ------  ----
Big Dog Holdings Inc         COM       089128102 $   370    150,180    SH             Sole              150,180
Center Tr Inc                COM       151845104     109     14,000    SH             Sole               14,000
Enbridge Energy
 Management L           SHS UNITS LLI  29250x103   3,336     88,972    SH             Sole               88,972
Enterprise Prods             COM       293792107   2,014    103,800    SH             Sole              103,800
 Partners L
F A O Inc                    COM       30240s105   3,292  7,004,898    SH             Sole            7,004,898
Glacier Water Services       COM       376395109  14,920  1,028,943    SH             Sole            1,028,943
Glenborough Rlty
 Tr Inc                 PFD CV SER A%  37803p204     774     36,600    SH             Sole               36,600
Harken Energy Corp New      COM NEW    412552309      13     60,976    SH             Sole               60,976
High Income Opportunity
  Fund I                     COM       42967q105      93     14,800    SH             Sole               14,800
Kaneb Services Llc           COM       484173109   1,602     87,300    SH             Sole               87,300
Kinder Morgan Energy
Partner                 UT LTD PARTNER 494550106     245      7,000    SH             Sole                7,000
Kinder Morgan Mgmt
Llc Shs                       SHS      49455u100   4,222    133,650    SH             Sole              133,650
Meridian Resource Corp       COM       58977q109     851    945,739    SH             Sole              945,739
Mfs Charter Income Tr     SH BEN INT   552727109     357     42,800    SH             Sole               42,800
Mfs Govt Mkts Income Tr   SH BEN INT   552939100     426     61,100    SH             Sole               61,100
Morgan Stanley             COM NEW     617446448     703     17,600    SH             Sole               17,600
Natural Resource
Partners L                COM UNIT L P 63900p103   1,552     75,000    SH             Sole               75,000
Northern Border
 Partners L P           UNIT LTD PARTN 664785102     284      7,500    SH             Sole                7,500
One Liberty Pptys Inc        COM       682406103     414     27,000    SH             Sole               27,000
Pacifichealth
Laboratories I               COM       695113100     129     41,100    SH             Sole               41,100
Plains All Amern
 Pipeline L             UNIT LTD PARTN 726503105   4,016    164,600    SH             Sole              164,600
Plains Expl & Prodtn
 Co L P                 UNIT LTD PARTN 726505100  17,926  1,838,631    SH             Sole            1,838,631
Plains Res Inc          COM PAR $0.10  726540503  21,856  1,844,431    SH             Sole            1,844,431
Putnam Tax Free
 Health Care              SH BEN INT   746920107     152     12,800    SH             Sole               12,800
Sports Club Inc              COM       84917P100   1,825    793,628    SH             Sole              793,628
Tcw Conv Secs Fd Inc         COM       872340104      42     10,000    SH             Sole               10,000
Valero L P              COM UT LTD PRT 91913W104     236      5,950    SH             Sole                5,950
Wiliams Energy
Partners L P            COM UNIT RP LP 969491109     412     12,700    SH             Sole               12,700
                                                 =======
                                                 $82,171
                                                 =======